Operating Lease Obligations (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
2021		$ 59,291
Thereafter		26,673
Total		85,964
Amount representing imputed interest		(2,965)
Total operating lease liability		82,999
Current portion of operating lease liability	$ 57,478	57,478	$ 81,502
Operating lease liability, non-current	$ 25,521	$ 25,521	$ 82,238